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							April 3, 2020



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549


Re:	Pioneer Series Trust II (the "Trust")
	(File Nos. 333-110037 and 811-21460)
	CIK No.0001265389


Ladies and Gentlemen:


Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectus and statement of additional information for Pioneer Select Mid Cap Growth Fund and Pioneer AMT-Free Municipal Fund, each a series of the Trust, which would have been filed under paragraph (c) of Rule 497, do not differ from those contained in Post-Effective Amendment No. 50 to the Trust's Registration Statement on Form N-1A, filed electronically with the Commission on March 25, 2020 (Accession No. 0000276776-20-000090).


If you have any questions concerning the foregoing certification, please contact me at (617) 422-4388.


						Very truly yours,

						/s/ Daniel J. Hynes
						-------------------------
						Daniel J. Hynes
						Senior Legal Product Manager


cc:  Jeremy B Kantrowitz, Esq.
     Toby R. Serkin, Esq.




Amundi Pioneer Asset Management, Inc.
60 State Street
Boston, MA  02109-1820